Derivatives and Hedging Activities (Narrative) (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2020 USD ($) instrument	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) instrument	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) instrument	Jun. 30, 2019 USD ($)	Nov. 01, 2019 USD ($)
Derivative [Line Items]
Notional amount							$ 88,700,000
Gain (loss) on non-designated derivatives	$ 8,000			$ (5,000)	$ 24,000	$ (48,000)
Derivative, net liability position, aggregate fair value	49,500,000				49,500,000
Aggregate termination value	$ 49,500,000				$ 49,500,000
Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Number of instruments | instrument	9		9		9
Number of instruments terminated | instrument			2
Notional amount	$ 578,500,000		$ 578,500,000		$ 578,500,000
Proceeds from sale of interest rate cash flow hedge			2,200,000
Derivatives designated as hedging instruments: | Interest Rate Contract
Derivative [Line Items]
Cash flow hedge reclassification current					1,700,000
Derivatives designated as hedging instruments: | Interest Expense | Interest Rate Contract
Derivative [Line Items]
Cash flow hedge reclassification current	200,000				400,000
Cash flow hedge reclassification in next twelve months	10,600,000				10,600,000
Capital One MOB Loan | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Notional amount	$ 53,400,000				$ 53,400,000
Payment for purchase of interest rate cap contract		$ 34,000
Capital One MOB Loan | Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Notional amount			250,000,000.0
Capital One MOB Loan | Derivatives designated as hedging instruments: | Interest Expense | Interest Rate Contract
Derivative [Line Items]
Cash flow hedge reclassification current			$ 2,200,000